Pensions (Detail) (USD $) In Thousands, unless otherwise specified			3 Months Ended		7 Months Ended	12 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 U.S. [Member]	Mar. 31, 2012 U.S. [Member]	Dec. 31, 2010 U.S. [Member] Successor	Dec. 31, 2012 U.S. [Member] Successor	Dec. 31, 2011 U.S. [Member] Successor	Mar. 31, 2013 Non-U.S. [Member]	Mar. 31, 2012 Non-U.S. [Member]	Dec. 31, 2010 Non-U.S. [Member] Successor	Dec. 31, 2012 Non-U.S. [Member] Successor	Dec. 31, 2011 Non-U.S. [Member] Successor
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefit obligations at beginning of year						$ 308,132	$ 286,074				$ 162,759	$ 136,511
Service cost-employer			305	287	1,307	1,150	1,868	888	803	1,426	3,126	3,088
Interest cost			3,052	3,476	8,973	13,902	14,746	1,710	1,972	4,032	7,793	7,865
Actuarial loss						26,832	25,265				27,647	6,982
Amendments						236
Benefits paid						(24,577)	(17,426)				(7,516)	(7,802)
Acquisition												22,770
Foreign currency exchange rate effect											4,653	(6,339)
Curtailment/Settlements							(387)				(2,435)	(390)
Transfers							(2,188)
Other						80	180				44	74
Benefit obligation at end of year					286,074	325,755	308,132			136,511	196,071	162,759
Fair value of plans' assets at beginning of period	314,668	276,616				213,927	195,978				62,689	60,557
Actual return on plans' assets						26,117	807				3,990	3,232
Employer contributions						31,062	34,568				9,291	8,107
Benefits paid						(24,577)	(17,426)				(7,516)	(7,802)
Foreign currency exchange rate effect											2,120	(1,015)
Settlements											(2,435)	(390)
Fair value of plans' assets at end of period	314,668	276,616			195,978	246,529	213,927			60,557	68,139	62,689
Funded status of the plans	$ 2,509	$ 2,690				$ (79,226)	$ (94,205)				$ (127,932)	$ (100,070)